WARRANT LIABILITY - Additional Information (Details)				1 Months Ended
	May 17, 2019	Apr. 26, 2019 shares	Apr. 17, 2019 shares	Nov. 30, 2019
Series B-1 Preferred Shares
Class of Warrant or Right [Line Items]
Shares issued (in shares)		15,211	173,182
Conversion into Class A ordinary shares
Class of Warrant or Right [Line Items]
Conversion ratio	1			1
IPO | Conversion into Class A ordinary shares | Series B-1 Preferred Shares
Class of Warrant or Right [Line Items]
Shares issued for each shares converted		15,211
Conversion ratio		1